Business Combinations - Estimated fair value of assets acquired (Details) $ in Thousands	Jul. 01, 2016 USD ($) location	May 18, 2016 USD ($) location	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 12, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Recognized amounts of identifiable assets acquired
Finance receivables, net					$ 81,628
Leasehold improvements and equipment, net					62,777
Identifiable intangible assets					3,163
Net Assets Acquired					57,013
Goodwill			$ 11,288	$ 11,288	$ 11,288
Predecessor
Recognized amounts of identifiable assets acquired
Finance receivables, net						$ 9,065
Leasehold improvements and equipment, net						563
Identifiable intangible assets						323
Goodwill						$ 113,290	$ 152,568
Predecessor | QC Financial Services of California, Inc
Business combinations
Number of retail locations acquired | location	38
Number of retail locations sold | location	33
Fair value of the assets and liabilities
Fair value of total consideration transferred	$ 11,002
Recognized amounts of identifiable assets acquired
Finance receivables, net	9,065
Leasehold improvements and equipment, net	563
Identifiable intangible assets	323
Net Assets Acquired	9,951
Goodwill	$ 1,051
Predecessor | Florida II
Business combinations
Number of retail locations acquired | location		5
Consideration in form of clearing outstanding debt		$ 4,821
Pretax gain		$ 296
Predecessor | Other retail segment states | QC Financial Services of California, Inc
Business combinations
Number of retail locations acquired | location	60